Investment in Joint Ventures - Share of Results of Joint Ventures and Carrying Amount of Investment to Joint Ventures (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Disclosure of joint ventures [Line Items]
Share of (loss)/profit of joint ventures, net of tax	¥ 10,082	$ 1,593	¥ (4,068)	¥ (2,936)
Carrying amount of the investment	196,102		176,351		$ 30,983
Y & C Engine Co., Ltd. [Member]
Disclosure of joint ventures [Line Items]
Share of (loss)/profit of joint ventures, net of tax	17,755	2,805	2,039	(8,978)
Carrying amount of the investment	122,235		169,064		19,312
Copthorne Hotel Qingdao Co Ltd [Member]
Disclosure of joint ventures [Line Items]
Share of (loss)/profit of joint ventures, net of tax			(4,465)	6,941
MTU Yuchai Power Co., Ltd [Member]
Disclosure of joint ventures [Line Items]
Share of (loss)/profit of joint ventures, net of tax	(8,487)	(1,341)
Carrying amount of the investment	66,513				10,509
Other Joint Ventures [Member]
Disclosure of joint ventures [Line Items]
Share of (loss)/profit of joint ventures, net of tax	814	$ 129	(1,642)	¥ (899)
Carrying amount of the investment	¥ 7,354		¥ 7,287		$ 1,162